Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,914	€ 1,733
Trade payables	463	236
Payables for spectrum acquisition	1,293	1,361
Other payables	158	136
Other non-current liabilities	1,632	1,356
Contractual liabilities (Note 23)	891	829
Deferred revenue	199	217
Current tax payables	542	310
Total	€ 3,546	€ 3,089